10. WARRANTS (Details 1) (USD $)	Dec. 31, 2012
Options Outstanding	2,000,000
Warrant One [Member]
Options Outstanding	1,034,310
Number Vested	1,034,310
Exercise Price	0.11
Expiry	2014-12-23
Warrant Two [Member]
Options Outstanding	3,526,400
Number Vested	3,526,400
Exercise Price	0.19
Expiry	2014-12-23
Warrant Three [Member]
Options Outstanding	450,000
Number Vested	450,000
Exercise Price	0.125
Expiry	2015-02-14
Warrant Four [Member]
Options Outstanding	3,900,000
Number Vested	3,900,000
Exercise Price	0.20
Expiry	2015-02-14
Warrant Five [Member]
Options Outstanding	280,000
Number Vested	280,000
Exercise Price	0.44
Expiry	2014-11-15
Warrant Six [Member]
Options Outstanding	280,000
Number Vested	280,000
Exercise Price	0.50
Expiry	2014-11-15
Warrant Seven [Member]
Options Outstanding	500,000
Number Vested	500,000
Exercise Price	2.125
Expiry	2015-06-13
Warrant Eight [Member]
Options Outstanding	500,000
Number Vested	500,000
Exercise Price	2.25
Expiry	2015-06-15
Warrant Nine [Member]
Options Outstanding	1,000,000
Number Vested	1,000,000
Exercise Price	0.15
Expiry	2016-01-06
Warrant Ten [Member]
Options Outstanding	625,000
Number Vested	625,000
Exercise Price	0.24
Expiry	2016-03-16
Warrant Eleven [Member]
Options Outstanding	714,286
Number Vested	714,286
Exercise Price	0.21
Expiry	2016-05-17
Warrant Twelve [Member]
Options Outstanding	208,334
Number Vested	208,334
Exercise Price	0.18
Expiry	2016-08-12
Warrant Thirteen [Member]
Options Outstanding	2,500,000
Number Vested	2,500,000
Exercise Price	0.10
Expiry	2022-08-06
Warrant Fourteen [Member]
Options Outstanding	1,250,000
Exercise Price	0.10
Expiry	2017-08-06
Warrant Fifteen [Member]
Options Outstanding	2,500,000
Exercise Price	0.20
Expiry	2022-08-06
Warrant Sixteen [Member]
Options Outstanding	2,500,000
Exercise Price	0.30
Expiry	2022-08-06
Warrant Seventeen [Member]
Options Outstanding	625,000
Exercise Price	0.06
Expiry	2017-08-20
Warrant Eighteen [Member]
Options Outstanding	416,667
Exercise Price	0.09
Expiry	2017-09-19
Warrant Ninteen [Member]
Options Outstanding	440,000
Exercise Price	0.09
Expiry	2017-10-26
Warrant Twenty [Member]
Options Outstanding	23,249,997
Number Vested	15,518,330
Exercise Price	0.31